Derivatives and embedded derivatives - Schedule of notional amounts related to derivatives and embedded derivatives (Detail) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Obligation to return digital asset collateral — embedded derivatives
Embedded Derivative [Line Items]
Derivative, notional amount	[1]		$ 0	$ 1,905
Investments – embedded derivatives
Embedded Derivative [Line Items]
Derivative, notional amount		$ 1,223	791	1,590
Investments – derivatives
Embedded Derivative [Line Items]
Derivative, notional amount		$ 353	$ 384	$ 1,244

[1]	Represents $1.9 million of notional value associated with embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.